FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

April 24, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds II (the "Trust" or "Registrant") File Nos. 333-188521/811-22842 Post-Effective Amendment ("PEA") No. 78

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is PEA No. 78 to the Registrant's currently effective Registration Statement on Form N-1A related to the Caravan Frontier Markets Opportunities Fund (the "Fund"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the staff of the Commission regarding the Fund's prospectus and statement of additional information ('SAI") filed in the Trust's PEA No. 76 on February 10, 2017 and (2) make other non-material changes to the Fund's prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.

Vice President and Secretary to the Registrant

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